14. INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2017
Income Tax And Social Contribution
INCOME TAX AND SOCIAL CONTRIBUTION

14.a) Income tax and social contribution recognized in profit or loss:

The income tax and social contribution recognized in profit or loss for the year are as follows:

			Consolidated
	12/31/2017	12/31/2016	12/31/2015
Income tax and social contribution income (expense)
Current	(358,981)	(206,178)	(135,671)
Deferred	(50,128)	(60,368)	(2,767,545)
	(409,109)	(266,546)	(2,903,216)

The reconciliation of consolidated income tax and social contribution expenses and income and the result from applying the effective rate to profit before income tax and social contribution are as follows:

			Consolidated
	12/31/2017	12/31/2016	12/31/2015
(Loss)/Profit before income tax and social contribution	520,338	(576,951)	1,685,341
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(176,915)	196,163	(573,016)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	42,431	22,072	394,492
Profit with differentiated rates or untaxed	37,605	(287,502)	798,603
Transfer pricing adjustment	(34,746)	(63,638)	(66,447)
Tax loss carryforwards without recognizing deferred taxes	(368,612)	(821,920)	(89,978)
Limit of Indebtedness	(39,378)	(35,391)	(54,091)
Unrecorded deferred taxes on temporary differences	541,655	643,990	(1,133,091)
(Losses)/Reversal for deferred income and social contribution tax credits	(403,080)	44,691	(2,949,003)
Refis Effect and early discharge program			(2,586)
Income tax and social contribution on foreign profit	(29,964)	(35,613)	72,376
Fair value gain of 59.76% interest held in Namisa			855,551
Goodwill amortization of Metalic	31,439	31,439
Tax incentives	14,358	22,673
Reversal of deferred tax in Namisa			(107,773)
Reversal of deferred tax in Prada			(46,681)
Other permanent deductions (additions)	7,537	16,490	(1,571)
Income tax and social contribution in profit for the period	(409,109)	(266,546)	(2,903,216)
	79%	-46%	172%

Currently, there is no sufficient evidence to support the recognition of deferred tax credits. For this reason, the Company maintains the tax credits arising from tax losses and negative basis of social contribution limited to 30% of the income tax and negative basis of deferred social contribution recognized in liabilities.

14.b) Deferred income tax and social contribution:

The deferred income tax and social contribution recorded in non-current assets refer solely to tax losses and social contribution and were limited to 30% of the deferred income tax and social contribution recorded in liabilities. The remaining balance of tax losses and social contribution and the total temporary differences were written off and maintained in the Company’s tax books for future utilization and amounted as of December 31, 2017 and 2016, respectively, to R$ 3,044,137 and R$ 1,093,321 in 2017 and R$3,067,726 and R $ 1,095,848 in 2016.

	Consolidated
	Opening Balance	Movement			Opening balance	Movement			Closing Balance
	12/31/2015	Shareholders' Equity	Profit or loss	Others	12/31/2016	Shareholders ' Equity	Profit or loss	Others	12/31/2017

Deferred
Income tax losses	417,256		556,397	(2,853)	970,800		245,846	(79,412)	1,137,234
Social contribution tax losses	161,769		179,887	(1,027)	340,629		94,843	(28,588)	406,884
Temporary differences	(1,572,992)	71,769	(796,652)	9,700	(2,288,175)	26,778	(390,817)	(2,344)	(2,654,558)
- Provision for tax social security, labor, civil and environmental risks			7,615	3,398	256,936		12,963		269,899
- Provision for envieionmental liabilities	89,290		5,758		95,048		(8,197)		86,851
- Assets impairmant losses	87,152		6,756		93,908		(5,475)		88,433
- Inventory imparment losses	29,048		5,234	1,421	35,703		10,111		45,814
- (Gains )/ losses in financial instruments	(5,454)		3,154		(2,300)		1,388		(912)
- (Gains )/losses on available - for - sale financial assets	947,989	(242,060)			705,929	316,563			1,022,492
- Actuarial liability (pension and healthcare plan)	164,167	(15,387)	(14,202)		134,578	180,834	(41,065)	(1,289)	273,058
- Acrrued supplies and services	92,401		30,625	75	123,101		(55,385)		67,716
- Allowance for doubtful debts	38,614		1,751	1,643	42,008		5,208		47,216
- Goodwil on merger	9,211		(283)	(8,113)	815		(207)		608
- Unrealized ex change differences (1)	2,427,926		(838,275)		1,589,651	56,493	(134,992)		1,511,152
- (Gain) in control loss on Transnordestina	(224,096)		131,916		(92,180)				(92,180)
- Cash flow hedge accounting	516,831	(368,360)			148,471	(13,992)			134,479
- Aquisition Fair Value SWT/CBL	(299,574)	52,506	42,717	5,350	(199,001)	(21,143)	26,833		(193,311)
- Deferred taxes non computed	(1,673,904)	527,520	(175,915)	(2,138)	(1,324,437)	(566,173)	(3,255)	(115)	(1,893,980)
- (Losses) estimated/ reversals to deferred taxes credits	(3,173,048)	114,627	44,691		(3,013,730)	82,769	(123,056)		(3,054,017)
- Business Combination	(1,058,088)		(14,736)		(1,072,824)		32,288		(1,040,536)
- Others	212,620	2,923	(33,458)	8,064	190,149	(8,573)	(107,976)	(940)	72,660
Total	(993,967)	71,769	(60,368)	5,820	(976,746)	26,778	(50,128)	(110,344)	(1,110,440)

Total Deferred Assets	78,066				70,151				63,119
Total Deferred Liabilities	(1,072,033)				(1,046,897)				(1,173,559)
Total Deferred	(993,967)				(976,746)				(1,110,440)

 (1) The Company taxes the foreign exchange differences on a cash basis to calculate income tax and social contribution.

The Company has foreign subsidiaries in its corporate structure, for which profits are taxed at income tax in the countries where they are domiciled by lower rates than those prevailing in Brazil. From 2013 up to 2017 such foreign subsidiaries generated profits amounting to R$ 926,161. If for some reason tax authorities understand that these profits are subject to additional taxation in Brazil in respect of income tax and social contribution, which if due, would total R$ 302,482.

The Company, based on its legal counsel’s opinion, assessed the likelihood of loss in a potential claiming by tax authorities which resulted in a possible risk of loss and, therefore, no provision was recognized in the financial statements.

14.c) Impairment test - Deferred taxes

Annually, CSN performs a technical study to demonstrate if the generation of future taxable profits support the realization of tax credits.

This study is prepared at Entity level, in accordance with the Brazilian tax legislation, and is performed considering substantially the parent company’s projections since the other group companies do not have material credits for purposes of this study. The parent company engages in the following businesses:

• Steel Brazil;

• Cement.

The deferred tax assets on tax losses and temporary differences refers mainly to the following:

Nature	Description
Tax losses	In recent periods, the Company started to incur in tax losses, mostly because of high financial expenses, as substantially all our loans and financings are on this level.
Exchange difference expenses

Since 2012 the Company opted by the taxation on a cash basis. As the Company have operated without taxable profit, it would not make sense to use this deductibility year by year (accrual basis). As a result of the cash basis tax treatment, taxes are only due and expenses are only deductible at the time of debt settlement.

Losses on Usiminas shares

The losses on Usiminas shares are recognized on an accrual basis, but the taxable event will occur only at the time of divestment, expected to occur in the period projected to compensate the deferred taxes.

Other provisions

Various accounting provisions are recognized on an accrual basis, but their taxation occurs only at the time of its realization, such as provisions for contingencies, impairment losses, environmental liabilities, etc.

The study is prepared based on the Company business plan of long-term in period reasonably estimated by management and considered several scenarios which vary according to different macroeconomic and operating assumptions.

The model for projection of taxable profit considers two main indicators:

·         Pre-Tax Profit, reflecting our projected EBITDA plus depreciation, other income and expenses and financial income (expenses); and

·         Taxable Profit, which is our pre-tax profit plus (minus) expenses and income items that are taxable at a time different from the time obtained on an accrual basis (temporary differences).

Taxable profit is obtained considering adjustments to pre-tax profits for the following main items:

·         Foreign Exchange differences: are expected to be offset against future profits based on the original in liquidation debts owed to third parties and rescheduling of intercompany debts (to match the periods of greater profitability);

·         Losses on Usiminas: the model assumed using the tax assets at the time of sale of the preferred shares (and realization of losses), exclusively;

·         Other provisions: in view of the unpredictability of the occurrence of losses for which we have recorded provisions, we assumed an even 10% utilization per year; and

·         Tax loss: utilization is limited under Brazilian law to 30% of the taxable income in a given year. Under Brazilian law income tax losses do not expire and may be used to offset future taxable income.

In addition, a sensitivity analysis of tax credits utilization considering a change in macroeconomic assumptions, operational performance and liquidity events took place.

On the other hand, as a negative factor, CSN has experienced income tax losses in most of the last five years resulting from the deterioration of the Brazilian political and macroeconomic environment, as well as due to the growth of financial leverage, which has unbalanced the relationship between operating and financial results.

In summary, the main positive and negative evidences we considered in making our projections were:

i.              Positive aspects: Operating profit, non-expiration on tax losses benefit and extinguishment of the financial expenses arising from the elimination pre-existing relationship between Namisa and CSN, and dividends to be received from CSN Mineração.

ii.             Negative aspects: history of tax losses, substantial generation of cash used for payment of debts and increase in iron ore costs since, from the business combination, the Company started purchasing iron ore at market price from CSN Mineração and, pursuant to the Brazilian legislation, the utilization of the tax loss is limited to 30% of the taxable profit in the year.

The existence of tax losses generated in the last years is a material negative evidence for being objectively verifiable, and, consequently, more weight is given to this evidence than to others which may have subjectivity features, according to the interpretation of IAS 12 standard.

Therefore, one considers that there are not sufficiently strong evidences that support the recording of the tax credits, limiting their recognition to 30% of the deferred tax liabilities.

14.d) Income tax and social contribution recognized in shareholders' equity:

The income tax and social contribution recognized directly in shareholders' equity are as follows:

	Consolidated
	12/31/2017	12/31/2016
Income tax and social contribution
Actuarial gains on defined benefit pension plan	171,473	30,234
Estimated losses for deferred income and social contribution tax credits - actuarial gains	(175,649)	(33,400)
Changes in the fair value on available-for-sale financial assets	(525,107)	(33,796)
Actuarial gains and assets available for sale by incorporation	525,107	33,796
Exchange differences on translating foreign operations	(369,017)	(425,510)
Cash flow hedge accounting	134,478	109,813
Estimated losses for deferred income and social contribution tax credits - cash flow hedge	(134,478)	(109,813)
	(373,193)	(428,676)